UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080

St. Louis, MO 63102

(Address of principal executive offices)

 (Zip code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Sparrow Growth Fund Class A

W.W. GRAINGER, INC

Ticker Symbol:GWW	Cusip Number:384802104
Record Date: 3/4/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees Brain P. Anderson A. Ann Harily William K. Hall Stuart L. Levenick John W. McCarter, Jr. NeilS. Novich Michael J. Roberts Gar L. Rogers James T. Tyan E. Scott Santi James D. Slavik	For	Issuer	For	With
2	Proposal to ratify the appointment of Ernst & Young LLP as independent auditor for the year ending December 2013	For	Issuer	For	With
3	Say on Pay: Advisory proposal to approve compensation of the company's named executive officers	For	Issuer	For	With

AMAZON, COM, INC

Ticker Symbol:AMZN	Cusip Number:23135106
Record Date: 4/1/2013	Meeting Date: 5/23/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Jeffrey P. Bezos Tom A. Alberg John Seely Brown William B. Gordon Jamie S. Gorelick Alain Monie Jonathan J. Rubinstein Thomas O. Ryder Patricia Q. Stonesifer	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young Lip as independent auditors.	For	Issuer	For	With
3	Shareholder proposal regarding a report concerning corporate political contributions	Against	Issuer	Against	With

ANHEUSER-BUSCH INBEV SA

Ticker Symbol:BUD	Cusip Number:03524A108
Record Date: 3/15/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Issuance of 185,000 subscription rights and capital increase under the condition precedent and to the extent of the exercise of the subscription rights	For	Issuer	For	With
10	Appointment of Directors	For	Issuer	For	With
11	Appointment of statutory auditor and remuneration	For	Issuer	For	With
12	Remuneration policy and remuneration reportr of the Company	For	Issuer	For	With
13	Approving the remuneration report for the financial year 2012	For	Issuer	For	With
14	Confirming the grants of stock options and restricted stock units to executives	For	Issuer	For	With
15	Approval of increased fixed annual fee of directors	For	Issuer	For	With
16	Approval of change of control provisions	For	Issuer	For	With
17	Change the control provisions relating to the EMTN programme	For	Issuer	For	With
18	Change the control provisions relating to the Senior Facilities Agreement	For	Issuer	For	With
19	Filing	For	Issuer	For	With
2	Exclusion of the prference right in relation to the issuance of subscription rights	For	Issuer	For	With
3	Issuance of subscription rights	For	Issuer	For	With
4	Conditional capital increase	For	Issuer	For	With
5	Express approval pursuant to Article 554, indent 7, of the Companies Code	For	Issuer	For	With
6	Powers	For	Issuer	For	With
7	Approval of th statutory annual accounts	For	Issuer	For	With
8	Discharge to the Directors	For	Issuer	For	With
9	Discharge to the statutory auditor	For	Issuer	For	With

AUTOZONE, INC

Ticker Symbol:AZO	Cusip Number:53332102
Record Date: 10/15/2012	Meeting Date: 12/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Sue E. Gove Earl G. Graves, Jr. Enderson Gummaraes J.R. Hyde, III W. Andrew McKenna George R. Mrkonic, Jr Luis P Nieto William C. Rhodes, III	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent registered public accounting firm for the	For	Issuer	For	With

B&G FOODS, INC

Ticker Symbol:BGS	Cusip Number:05508R106
Record Date: 3/22/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Robert C. Cantewell Cynthia t. Jamison Charles F. Marcy Dennis M. Mullen Cheryl M. Palmer Alfred Poe Stephen C. Sherrill David l. Wenner	For	Issuer	For	With
2	Approval by non-bonding advisory vote, of executive compensation	For	Issuer	For	With
3	Re-approval of the material terms of the performance goals in the 20008 omnibus plan	For	Issuer	For	With
4	Ratification of appointment of KPMG LLP as independent registered public accounting firm	For	Issuer	For	With

BEAM, INC

Ticker Symbol:BEAM	Cusip Number:73730103
Record Date: 2/22/2013	Meeting Date: 4/23/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Richard A. Goldstein Stephen W. Golsby Ann F. Hackett A.D. David Mackay Gretchen W. Price Matthew J. Shattock Robert A. Steele Peter M. Wilson	For	Issuer	For	With
2	Ratification of the appointment of PricewaterhouseCooper LLP as our independent registered public accounting firm for 2013	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation	For	Issuer	For	With

BED BATH & BEYOND, INC

Ticker Symbol:BBBY	Cusip Number:75896100
Record Date: 5/3/2013	Meeting Date: 6/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Warren Eisenberg Leonard Feinstein Steven H. Temares Dean S. Adler Stanley F. Barshay Klaus Eppler Patrick R. Gaston Jordan Heller Victoria A. Morrison	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP	For	Issuer	For	With
3	To approve, by non-binding vote, the 2012 compensation paid to the company's named executive officers.	For	Issuer	For	With

CELGENE CORPORATION

Ticker Symbol:CELG	Cusip Number:151020104
Record Date: 4/17/2013	Meeting Date: 6/12/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Robert J. Hugin R.W. Barker, D. PHIL Michael D. Casey Carrie S. Cox Rodman L. Drake M.A. Freidman, M.D. Gilla Kaplan, PH.D James J. Loughlin Ernest Mario PH.D	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013.	For	Issuer	For	With
3	Approval of the amendment and restatement of the company's 2008 stock incentive plan.	For	Issuer	For	With
4	Approval, by non-binding vote, of executive compensation of the company's named executive officers	For	Issuer	For	With

CHURCH & DWIGHT CO., INC

Ticker Symbol:CHD	Cusip Number:171340102
Record Date: 3/4/2013	Meeting Date: 5/2/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Bradley C. Irwin Penry W. Price Arthur B Winkeblack	For	Issuer	For	With
2	Approval of the Church & Dwight Co., Inc amended and restated omnibus equity compensation plan.	For	Issuer	For	With
3	Advisory vote to approve compensation of our named executive officers	For	Issuer	For	With
4	Ratification of appointment of Deloitte & Touche as our independent registered public accounting firm for 2013.	For	Issuer	For	With

CITIGROUP

Ticker Symbol:C	Cusip Number:172967424
Record Date: 2/25/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board of Director recommends you vote For the following proposals: Michael L. Corbat Franz B. Humer Robert L. Joss Michael E. O'Neil Judith Rodwin Robert L. Ryan Anthony M. Santomero Joan E. Spero Diana L.Taylor William S. Thompson, Jr. Ernesto Zedillo Ponce de Leon	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as Citi's independent register public accounting firm for 2013	For	Issuer	For	With
3	Advisory approval of Citi's 2012 executive compensation	For	Issuer	For	With
4	Amendment to the Citigroup 2009 Stock Incentive Plan (relating to dividend equivalents)	For	Issuer	For	With
5	Stockholder proposal requesting that executives retain a significant portion of their stock until reaching normal retirement age.	Against	Issuer	Against	With
6	Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions	Against	Issuer	Against	With
7	Stockholder proposal requesting that the board institute a policy to make it more practical to deny indemnification for directors	Against	Issuer	Against	With

COLOGATE-PALMOLIVE COMPANY

Ticker Symbol:CL	Cusip Number:194162103
Record Date: 3/11/2013	Meeting Date: 5/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Nikesh Arora John T. Chill Ian Cook Helene D. Gayle Ellen M. Hancock Joseph Jimenez Richard J. Kogan Delano E. Lewis J. Pedro Reinhard Stephen I Sadove	For	Issuer	For	With
2	Ratify selection of PricewaterhouseCooper LLP as Colgate's independent registered public accounting firm.	For	Issuer	For	With
3	Advisory vote on executive compensation	For	Issuer	For	With
4	Approve the Colgate-Palmolive Company 2013 Incentive compensation plan.	For	Issuer	For	With
5	Stockholder proposal on executive stock retention requirement.	Against	Issuer	Against	With

CREDIT ACCEPTANCE CORPORATION

Ticker Symbol:CACC	Cusip Number:225310101
Record Date: 3/21/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Donald A Foss Glenda J. Flanagan Brett A. Roberts Thomas N. Tryforos Scott J. Vassalluzzo	For	Issuer	For	With
2	Advisory vote on executive compensation.	For	Issuer	For	With
3	Ratification of the selection of Grant Thornton LLP as credit acceptance corporation's independent registered public accounting firm for 2013 fiscal year	For	Issuer	For	With

DISCOVERY COMMUNICATIONS, INC

Ticker Symbol:DISCA	Cusip Number:25470F104
Record Date: 3/21/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Paul A. Gould John S. Hendericks M. Lavoy Robison	For	Issuer	For	With
2	Ratification of the appointment of PricewaterhouseCooper LLP as Discovery Communications, Inc.'s independent registered public accounting firm for the fiscal year ending December 31,2013	For	Issuer	For	With
3	Approval of the 2013 stock incentive plan	For	Issuer	For	With

DORMAN PRODUCTS, INC

Ticker Symbol:DORM	Cusip Number:256746108
Record Date: 4/12/2013	Meeting Date: 6/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Arnold S. Barron Macon F. Brock, Jr. Mary Anne Citrino H. Ray Compton Conrad M. Hall Lemuel E. Lewis J. Douglas Perry Bob Sasser Thomas A. Saunder III Thomas E. Whiddon	For	Issuer	For	With
2	Directors recommend a vote for election of the following nominees Arnold S. Barron Macon F. Brock, Jr. Mary Anne Citrino H. Ray Compton Conrad M. Hall Lemuel E. Lewis J. Douglas Perry Bob Sasser Thomas A. Saunder III Thomas E. Whiddon	For	Issuer	For	With
3	To approve, the company's 2013 director deferred compensation plan	For	Issuer	For	With
4	To ratify the selection of KPMG as the company's independent registered public accounting firm.	For	Issuer	For	With
5	Management proposal to increase authorized shares of common stock	For	Issuer	For	With

DR.PEPPER SNAPPLE GROUP, INC.

Ticker Symbol:DPS	Cusip Number:26138 E109
Record Date: 3/18/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director John L Adams Election of Director Ronald G. Rogers	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal year 2013	For	Issuer	For	With
3	Resolved, that the compensation paid to named executive officers with respect to 2012 as disclosed pursuant to the compensation disclosure rules and regulations of the securities and exchange commission, including the compensation discussion and analysis, compensation tables & narratives discussion, is hereby approved.	For	Issuer	For	With
4	To re-approve the management incentive plan to comply with section 162(M) of the internal revenue code and the regulations promulgated thereof.	For	Issuer	For	With

DXP ENTERPRISES, INC

Ticker Symbol:DXPE	Cusip Number:233377407
Record Date: 4/23/2013	Meeting Date: 6/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees David R. Little Cletus Davis Timothy P. Halter	For	Issuer	For	With
2	To approve, as a non-binding advisory vote, the compensation of the named executive officers	For	Issuer	For	With

ECOLAB INC

Ticker Symbol:ECL	Cusip Number:278865100
Record Date: 3/5/2013	Meeting Date: 5/2/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Douglas M. Baker, Jr. Barbara J. Beck Leslie S. Biller Stephen I. Chazen Jerry A. Grundhofer Arthur J. Higgins Joel W. Johnson Michael Larson Jerry W. Levin Robert L Lumpkins	For	Issuer	For	With
2	Ratify the appointment of PricewaterhouseCooper LLP as independent registered public accounting firm for the current year ending December 31,2013	For	Issuer	For	With
3	Approve amendments to the Ecolab Inc. 2010 Stock Incentive Plan	For	Issuer	For	With
4	Advisory vote to approve the compensation of executives disclosed in the Proxy Statement.	For	Issuer	For	With
5	Stockholder proposal requesting executives to retain significant stock	Against	Issuer	Against	With
6	Stockholder proposal regarding congruency between corporate values and political contributions	Against	Issuer	Against	With

EXPRESS SCRIPTS HOLDING COMPANY

Ticker Symbol:ESRX	Cusip Number:302193G108
Record Date: 3/11/2013	Meeting Date: 5/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Gary G. Benanav Maura C. Breen William J. Delaney Nicholas J. Lahowchic Thomas P. Mac Mahon Frank Merfenthaler Woodrow A. Myers, Jr. George Paz William L. Roper, MD MPH Samuel K Skinner Seymour Sternberg	For	Issuer	For	With
2	To ratify the appointment of PricewaterhouseCooper LLP as the company's independent registered public accountants.	For	Issuer	For	With
3	To approve, by non-binding vote, executive compensation.	For	Issuer	For	With

FASTENAL COMPANY

Ticker Symbol:FAST	Cusip Number:311900104
Record Date: 2/22/2013	Meeting Date: 4/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Robert A. Kierlin Stephen M. Gostomski Willard d. Oberton Michael J. Dolan Reyne K Wisecup Hugh L. Miller Michael J. Ancius Scott A. Satterlee Rita J. Heise Darren R. Jackson	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the 2013 fiscal year.	For	Issuer	For	With
3	Approval, by non-binding vote, executive compensation.	For	Issuer	For	With

FOOT LOCKER, INC.

Ticker Symbol:FL	Cusip Number:344849104
Record Date: 3/18/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Ken C Hicks Guillermo Marmol Dona D Young Maxine Clark	For	Issuer	For	With
2	Ratification of the appointment of independent registered public accounting firm	For	Issuer	For	With
3	Approval of the 2013 Foot Locker employees stock purchase plan	For	Issuer	For	With
4	Advisory of the company's executive compensation	For	Issuer	For	With
5	Shareholder proposal, if properly presented at the meeting, to repeal classified board.	Against	Issuer	Against	With

GILEAD SCIENCES, INC.

Ticker Symbol:GILD	Cusip Number:375558103
Record Date: 3/13/2013	Meeting Date: 5/8/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees John F. Cogan Etienne F. Daignon Carla A. Hills Kevin E. Lofton John W. Madigan John C. Marin Nicholas G. Moore Richard J. Whitley Gayle E. Wilson Per Wold-Olsen	For	Issuer	For	With
2	Ratify the selection of Ernst & Young LLP by the audit committee of the board of directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2013	For	Issuer	For	With
3	To approve a restatement of Gilead Sciences, Inc's 2004 equity incentive plan.	For	Issuer	For	With
4	To approve an amendment to Gilead's restated certificate of incorporation.	For	Issuer	For	With
5	To approve, on the advisory basis, the compensation of Gilead's named executive officers as presented in the proxy statement.	For	Issuer	For	With
6	To vote on a stockholder proposal requesting that the board adopt a policy that the chairman of the board of directors be an independent director, if properly presented at the meeting.	Against	Issuer	Against	With
7	To vote on a stockholder proposal request that the board take steps to permit stockholders action by written consent if properly presented at the meeting.	Against	Issuer	Against	With

GNC HOLDINGS, INC

Ticker Symbol:GNC	Cusip Number:36191G107
Record Date: 3/28/2013	Meeting Date: 5/23/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Philip E. Mallott Scott O'Hara Richard J. Wallace	For	Issuer	For	With
2	Amendment to the company's amended and restated certificate of incorporation to eliminate the authorized Class B Common stock par value of $0.00 per share and provisions related thereto	For	Issuer	For	With
3	Amendment to the company's amended and restated certificate of incorporation to set range in size of our board of directors	For	Issuer	For	With
4	The approval of an amendment to the company's amended and restated certificate of incorporation to: declassify our board of directors and provide for annual election of all directors.	For	Issuer	For	With
5	The approval of an amendment to the company's amended and restated certificate of incorporation to: delete various provisions related to the company's former "sponsors"	For	Issuer	For	With
6	Amendment it the company's certificate of incorporation to permit stockholders to take action by written consent.	For	Issuer	For	With
7	The ratification of appointment of PricewaterhouseCooper LLP as independent auditors for the company's 2013 fiscal year	For	Issuer	For	With
8	The approval, by non-binding, of the compensation paid to the company's named executive officers in 2012, as disclosed in the accompanying proxy materials.	For	Issuer	For	With

INTUITIVE SURGICAL, INC.

Ticker Symbol:ISRG	Cusip Number:46120E602
Record Date: 2/25/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Amal M. Johnson Eric H. Halborson Alan J. Levy, PH.D	For	Issuer	For	With
2	To approve the amendment and restatement of the company's 2010	For	Issuer	For	With
3	The ratification of the appointment of Ernst & young LLP as the company's of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013.	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/26/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Mary Sue Coleman Election of James G Cullen Election of Ian E L Davis Election of Alex Gorsky Election of Michael M E Johns Election of Susan L Linquist Election of Anne M Mulcahy Election of Leo F Mullin Election of William D Perez Election of Charles Prince Election of A Eugene Washington Election of Ronald A. Williams	For	Issuer	For	With
2	Ratification of appointment of PricewaterhouseCooper LLP as independent registered public accounting firm for 2013	For	Issuer	For	With
3	Shareholder Proposal - Executive to retain significant stock	Against	Issuer	Against	With
4	Shareholder Proposal on Political contributions and corporate values	Against	Issuer	Against	With
5	Shareholder Proposal on independent board chairman.	Against	Issuer	Against	With

LINKEDIN CORPORATION

Ticker Symbol:LINK	Cusip Number:55003T107
Record Date: 3/25/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees George "Skip" Battle Michael J. Moritz	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accountants of Linkedin Corporation for the fiscal year ending December 31, 2013	For	Issuer	For	With

LINKEDIN CORPORATION

Ticker Symbol:LNKD	Cusip Number:53578A108
Record Date: 4/19/2013	Meeting Date: 6/13/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors George "Skip" Battle Michael J Moritz	For	Issuer	For	With

LORILLARD, INC

Ticker Symbol:LO	Cusip Number:544147101
Record Date: 3/25/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To amend the Lorillard, Inc. amended and restated certificate of incorporation to declassify the board of directions (the "declassification amendment") and provide for the annual election of directors.	For	Issuer	For	With
2	Election of Andrew H. Card, Jr. as a director to hold office until the annual meeting of shareholders for 2014 (or as class II directors until the annual meeting of shareholders for 2016 if the declassification amendment in proposal NO. 1 is not approved).	For	Issuer	For	With
3	Election of Virgis W. Colbert as a director to hold office until the annual meeting of shareholders for 2014 (or as class II directors until the annual meeting of shareholders for 2016 if the declassification amendment in proposal NO. 1 is not approved).	For	Issuer	For	With
4	Election of Richard W. Roedel as a director to hold office until the annual meeting of shareholders for 2014 (or as class II directors until the annual meeting of shareholders for 2016 if the declassification amendment in proposal NO. 1 is not approved).	For	Issuer	For	With
5	Advisory vote to approve the company's executive compensation.	For	Issuer	For	With
6	Ratification of selection of Deloitte & Touche as the company's independent registered public accounting firm.	For	Issuer	For	With
6	Shareholder proposal on disclosure of lobbying policies and practices.	Against	Issuer	Against	With

LUMBER LIQUIDATORS HOLDINGS, INC

Ticker Symbol:LL	Cusip Number:55003T107
Record Date: 3/25/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Macon F. Brock, Jr. John M. Presley Thomas D. Sullivan	For	Issuer	For	With
2	Ratification of the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013	For	Issuer	For	With
3	Advisory (non-binding) vote to approve named executive officer compensation.	For	Issuer	For	With

MANHATTAN ASSOCIATES, INC

Ticker Symbol:MANH	Cusip Number:562750109
Record Date: 3/28/2013	Meeting Date: 5/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees John J. Huntz Dan J. Lautenbach Thomas E. Noonan	For	Issuer	For	With
2	Non-binding resolution to approve the compensation of the company's named executive officers	For	Issuer	For	With
3	Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013	For	Issuer	For	With

MARATHON PETROLEUM CORP

Ticker Symbol:MPC	Cusip Number:56585A102
Record Date: 2/25/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees. 01. Evan Bayh 02. William L. Davis 03. Tomas J. Usher	For	Issuer	For	With
2	Ratification of the selection of PriceWaterHOuseCoopers LLP as the company's independent auditor for 2013	For	Issuer	For	With
3	Advisory approval of the company's 2013 named executive officer compensation	For	Issuer	For	With

MASTERCARD INCORPORATED

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/19/2013	Meeting Date: 6/18/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Richard Haythornthwaite Ajay Baga Silvio Barzi David R. Carlucci Steven J. Freiberg Nancy J. Karch Marc Olivie Rima Qureshi Jose Octavio Reyes Lagunes Mark Schwartz Jackson P. Tai Edward Suning Tain	For	Issuer	For	With
2	Advisory approval of the company's executive compensation	For	Issuer	For	With
3	Ratification of the appointment of Pricewaterhousecoopers Lip as the independent registered public accounting firm	For	Issuer	For	With

MATTEL, INC

Ticker Symbol:MAT	Cusip Number:577081102
Record Date: 3/15/2013	Meeting Date: 5/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Michael J. Dolan Trevor A. Edwards Dr. Frances D. Fergusson Dominic NG Vasant M. Prabhu Dr. Andrea L. Rich Dean A. Scarborough Christopher A. Sinclair Bryan G. Stockton Dirk Van De Put Kathy White Loyd	For	Issuer	For	With
2	Advisory vote to approve named executive officer compensation, as described in the Mattel, Inc proxy statement	For	Issuer	For	With
3	Ratification of the selection of Pricewaterhousecoopers LLP as Mattel, Inc's independent registered public accounting firm	For	Issuer	For	With

MCDONALDS CORPORATION

Ticker Symbol:MCD	Cusip Number:580135101
Record Date: 3/25/2013	Meeting Date: 5/23/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board of Directors recommends a vote for the nominees identified on the voting instruction form. Walter E. Messey John W. Roger Jr. Roger W. Stone Miles D. White	For	Issuer	For	With
2	Advisory vote to approve executive compensation	For	Issuer	For	With
3	Advisory vote to approve the appointment of Ernst & Young LLP as independent auditor for 2013	For	Issuer	For	With
4	Advisory vote on a shareholder proposal requesting an annual report on executive compensation, if presented.	Against	Issuer	Against	With
5	Advisory vote on a shareholder proposal requesting an human rights report, if presented.	Against	Issuer	Against	With
6	Advisory vote on a shareholder proposal requesting an executive stock retention policy, if presented.	Against	Issuer	Against	With
7	Advisory vote on a shareholder proposal requesting a nutrition report, if presented.	Against	Issuer	Against	With

MONSTER BEVERAGE CORPORATION

Ticker Symbol:MNST	Cusip Number:611740101
Record Date: 4/11/2013	Meeting Date: 6/3/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Rodney C Sacks Hilton H Schlosberg Norman C Epstein Benjamin M Polk Sydney Selati Harold C Taber Mark S Viderguaz	For	Issuer	For	With
2	Proposal to ratify the appointment of deloitte & touche llp, as the independent registered public accounting firm of the company for the fiscal year ending on December 31, 2013	For	Issuer	For	With
3	Proposal to approve, on a non-binding, advisory basis, the compensation of the company's named executive officers.	For	Issuer	For	With

NIKE, INC.

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 7/23/2012	Meeting Date: 9/20/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Alan B .Graf John C. Lechleiter Phyllis M. Wise	For	Issuer	For	With
2	To hold an advisory vote to approve executive compensation	For	Issuer	For	With
3	To amend the articles of incorporation to increase the number of authorized shares of common stock.	For	Issuer	For	With
4	To re-approve and amend the Nike, Inc long-term incentive plan	For	Issuer	For	With
5	To ratify the appointment of (No Suggestions) LLP as independent registered public accounting firm	For	Issuer	For	With
6	To consider a shareholder proposal regarding political contributions disclosure	Against	Issuer	Against	With

OPENTABLE, INC

Ticker Symbol:OPEN	Cusip Number:68372A104
Record Date: 4/12/2013	Meeting Date: 6/5/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Thomas H. Layton Matthew Roberts	For	Issuer	For	With
2	The ratification of Deloitte & Touche LLP as the independent registered public accounting firm for the year ending December 31, 2013	For	Issuer	For	With
3	Advisory vote on the approval of the compensation of our named executive officers	For	Issuer	For	With

PFIZER, INC

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/27/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Dennis A. Ausiello M. Anthony Burns W. Don Cornwell Frances D. Fergusson William H. Gray III Helen H Hobbs Constance J. Horner James M Kilts George A Lorch Suzanne Nora Johnson Ian C Read Stephen W Sanger Marc Tessier-Lavigne	For	Issuer	For	With
2	Ratify the selection of KPMG LLP as independent registered public accounting firm for 2013.	For	Issuer	For	With
3	Advisory approval of executive compensation.	For	Issuer	For	With
4	Shareholder proposal regarding executive equity retention.	Against	Issuer	Against	With

POLARIS INDUSTRIES INC

Ticker Symbol:PII	Cusip Number:731068102
Record Date: 2/28/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Brain C. Cornell Bernd F Kessler Scott W Wine	For	Issuer	For	With
2	Ratify the selection of Ernst & Young LLP as independent registered public accounting firm for 2013	For	Issuer	For	With
3	Advisory vote to approve the compensation of our named executive officers	For	Issuer	For	With

PRICELINE

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 4/11/2013	Meeting Date: 6/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Tim Armstrong Howard W Barker Jeffery H Boyd Jan L Docter Jeffery E Epstein James M Guyette Nancy B Pertsman Thomas E Rothman Craig W Rydin	For	Issuer	For	With
2	To ratify the selection of deloitte & touche llp as the independent registered public accounting firm of the company for the fiscal t=year ending december 31 2013	For	Issuer	For	With
3	To approve on an advisory basis the compensation paid by the company to its names executive officers	For	Issuer	For	With
4	To approve an amendment to the company's 1999 omnibus plan to increase the number of shared authorized for issuance under the plan by 2,400,000 shares and certain other amendments to the plan	For	Issuer	For	With
5	To consider and vote upon a non-binding stockholder proposal requesting that the company's board of directors adopt a policy limiting the acceleration of cesting of equity awards granted to senior exectutives in the event of a change in control of the company.	For	Issuer	For	With

PULTEGROUP, INC

Ticker Symbol:PHM	Cusip Number:745867101
Record Date: 3/11/2013	Meeting Date: 5/8/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Brian P. Anderson Bryce Clair Richard J. Dugas, Jr. Thomas Folliard Cheryl W. Grise Andre J. Hawaux Devra J. Kelly-Ennis Patrick J. O'Leary James J. Postl	For	Issuer	For	With
2	Approval of our 2013 Senior Management Incentive Plan	For	Issuer	For	With
3	Approval of our 2013 stock incentive plan	For	Issuer	For	With
4	Approval of an amendment to extend the term of our amended and restated section 382 rights agreement.	For	Issuer	For	With
5	A shareholder proposal requesting the election of directors by a majority, rather than plurality, vote, if properly presented at the meeting	Against	Issuer	Against	With
6	A shareholder proposal regarding the use of performance based options, if properly presented at the meeting	Against	Issuer	Against	With

QUESTOR PHARMACEUTICALS, INC

Ticker Symbol:QCOR	Cusip Number:74835Y101
Record Date: 4/4/2013	Meeting Date: 5/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees Don M Bailey Neal C Bradsher Stephen C Farrell Louis Silverman Virgil D Thompson Scott M Whitcup	For	Issuer	For	With
2	Proposal to approve an advisory (non -binding) resolution regarding the compensation of the named executive officers.	For	Issuer	For	With
3	Proposal to approve an advisory (non -binding) resolution regarding the compensation of the named executive officers.	For	Issuer	For	With

ROSS STORES, INC.

Ticker Symbol:ROSS	Cusip Number:778296103
Record Date: 5/22/2013	Meeting Date: 5/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Michael Balmuth K. Gunnar Bjorklund Sharo D. Garrett Michael J. Bush Norman A. Ferber Gregory L. Quesnel	For	Issuer	For	With
2	Approval of certain provisions of 2008 equity incentive plan	For	Issuer	For	With
3	Advisory vote to approve the resolution on the compensation of the named executive officers	For	Issuer	For	With
4	To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal year ending February 1, 2014	For	Issuer	For	With

SALLY BEAUTY HOLDINGS, INC.

Ticker Symbol:SBH	Cusip Number:79546E104
Record Date: 12/3/2012	Meeting Date: 1/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Christian A. Brickman Marshall E. Eisenberg John A. Miller	For	Issuer	For	With
2	Ratification of the selection of KPMG LLP as the corporations independent registered public accounting firm for the fiscal year 2013	For	Issuer	For	With
3	Stockholder proposal by the pension reserves investment management board to repeal classified board.	Against	Issuer	Against	With

SIMON PROPERTY GROUP, INC

Ticker Symbol:SPG	Cusip Number:828806109
Record Date: 3/15/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Melvyn E. Bergstein Larlry C. Glasscock Karen N. Horn, PHD Allan Hubbard Reuben S. Leibowitz Daniel C. Smith, Jr.	For	Issuer	For	With
2	Annual Advisory vote to approve the company's executive compensation	For	Issuer	For	With
3	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2013	For	Issuer	For	With

STARBUCKS CORPORATION

Ticker Symbol:SBUX	Cusip Number:855244109
Record Date: 1/10/2013	Meeting Date: 3/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Howard Schultz William W. Bradley Robert M. Gates Mellody Hobson Kevin R. Johnson Olden Lee Joshua Cooper Ramo James G. Shennan, Jr. Clara Shih Javier G. Teruel Myron E. Ullman, III Craig E. Weatherup	For	Issuer	For	With
2	Approval of an advisory resolution on executive compensation.	For	Issuer	For	With
3	Approval of an amendment and restatement of the 2005 Long-Term Equity Plan, including an increase in the number of authorized shares under the plan.	For	Issuer	For	With
4	Ratification of appointment of Deloitte & Touche as the independent registered public accounting firm for the fiscal year ending September 29, 2013.	For	Issuer	For	With
5	Shareholder proposal to prohibit political spending.	Against	Issuer	Against	With

THE COCA-COLA COMPANY

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/25/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The of Director recommends you vote For the following proposals: Herbert A. Allen Ronald W. Allen Howard G. Buffett Richard M. Daley Barry Diller Helene D. Gayle Evan G. Greenberg Alexis M. Herman Mutar Kent Robert A. Kotick Maria Elena Lagomasino Donald F. McHenry Sam Nunn James D. Robinson, III Peter V. Ueverroth Jacob Wallenberg	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as Independent Auditors	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Approve an amendment to the Company's By-Laws to permit shareowners to call special meetings.	For	Issuer	For	With
5	Shareholder proposal regarding a Board committee on human rights.	Against	Issuer	Against	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866108
Record Date: 3/4/2013	Meeting Date: 4/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors P.M. Arway Elections of Directors J.P. Bilbrey Elections of Directors R.F. Cavanaugh Elections of Directors C.A. Davis Elections of Directors R.M. Malcom Elections of Directors J.M. Mead Elections of Directors J.E. Nevels Elections of Directors A.J. Palmer Elections of Directors T.J. Ridge Elections of Directors D. L. Shedlarz	For	Issuer	For	With
2	Ratify the appointment of KPMG LLP as independent auditors for 2013	For	Issuer	For	With
3	Approve on a non-binding advisory basis, a resolution approving executive compensation	For	Issuer	For	With

THE MIDDLEBY CORPORATION

Ticker Symbol:MIDD	Cusip Number:596278101
Record Date: 3/20/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees Selim A. Bassoul Robert B. Lamb John R. Miller III Gordon O'Brien Philip G. Putman Sabin C. Streeter	For	Issuer	For	With
2	Approval, by an advisory vote, of the 2012 compensation of the company's named executives officers, as disclosure pursuant to the compensation disclosure rules and of the securities and exchange commission	For	Issuer	For	With
3	Amendment of the company's second amended and restated bylaws to implement majority voting for uncontested director elections	For	Issuer	For	With
4	Ratification of the selection of Ernst & Young LLP as the company's independent public accountants for the current fiscal year ending December 28, 2013	For	Issuer	For	With

THE SHERWIN-WILLIAMS COMPANY

Ticker Symbol:SHW	Cusip Number:872540109
Record Date: 4/15/2013	Meeting Date: 6/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees A.F. Anton C.M. Connor D.F. Hodnik T.G. Kadien R.J. Kramer S.J. Kropf R.K. Smucker J.M. Stropki	For	Issuer	For	With
2	Advisory approval of compensation of the name executives.	For	Issuer	For	With
3	Amendment to articles of incorporation to implement majority voting in uncontested elections of directors.	For	Issuer	For	With
4	Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm 2013	For	Issuer	For	With

THE TJX COMPANIES, INC

Ticker Symbol:TJX	Cusip Number:872540109
Record Date: 4/15/2013	Meeting Date: 6/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Zeln Abdalia Jose' B. Alvarez Alan M. Bennett Bernard Cammarata David T. Ching Michael F. Hines Amy B. Lane Dawn G. Lepore Carol Meyrowltz John F. O'Brien Willow B. Shire	For	Issuer	For	With
2	Ratification of appointment of independent registered public accounting firm for fiscal 2014	For	Issuer	For	With
3	Approval of stock incentive plan amendments and material terms of performance goals under the plan	For	Issuer	For	With
4	Say on pay: Advisory approval of THX' executive compensation	For	Issuer	For	With

UNION PACIFIC CORPORATION

Ticker Symbol:UNP	Cusip Number:907818108
Record Date: 2/28/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors A.H. Card, Jr E.B Davis, Jr T.J. Donohue A.W. Dunham J.R. Hope J.J. Koraleski C.C. Krulak M.R. McCarthy M.W. McConnell T.F. McLarty III S.R. Rogel J.H. Villarreal J.R. Young	For	Issuer	For	With
2	Ratification of appointment of Deloitte & Touche as the independent registered public accounting firm.	For	Issuer	For	With
3	An advisory vote on executive compensation ("Say on Pay")	For	Issuer	For	With
4	Adopt the Union Pacific Corporation 2013 Stock Incentive Plan	For	Issuer	For	With
5	Shareholder Proposal regarding lobbying activities if properly presented at the Annual Meeting.	Against	Issuer	Against	With

VISA INC

Ticker Symbol:V	Cusip Number:92826C839
Record Date: 12/4/2012	Meeting Date: 1/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Gary P. Coughlan Mary B. Cranston Francisco Javier Fernandez-Carbajal Rovert W. Matschullat Cathy E. Minehan Suzanne Nora Johnson David J. Pang Joseph W. Saunders Charles W. Scharf William S. Shanahan John A. Swainson	For	Issuer	For	With
2	Approval. on an advisory basis, of the compensation of our named executive officers.	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for fiscal year 2013.	For	Issuer	For	With
4	Stockholder proposal, pm, lobbying practices and expenditures, if properly presented	Against	Issuer	Against	With

ZILLOW, INC.

Ticker Symbol:Z	Cusip Number:98954A107
Record Date: 2/27/2013	Meeting Date: 5/31/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees Richard N Barton Lloyd D Frink	For	Issuer	For	With
2	Aprrove an amendment to the zillow, INC amend and restated 2011 incentive plan	For	Issuer	For	With
3	Ratify the appointment of ernst & young llp as independent registered public accounting firm for the fiscal year ending december 31, 2013	For	Issuer	For	With

* Management Recommended Vote
Sparrow Growth Fund Class C

* Management Recommended Vote
Sparrow Growth Fund No Load

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/Gerald Sparrow

* /s/Gerald Sparrow

President and Treasurer

Date: August 15, 2013

*Print the name and title of each signing officer under his or her signature.